EXHIBIT 99.2

John Deere Owner Trust 2008
Statement to Certificateholders

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015
$9,808,817 Asset Backed Certificates

Payment Date:	15-Sep-08

(1) Amount of principal being paid or distributed:

(a) Class A-1 Notes:	$20,199,644.67
per $1,000 original principal amount:	$102.12

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Certificates:	$0.00
per $1,000 original principal amount:	$0.00

(f) Total:	$20,199,644.67

(2) (a) Amount of interest being paid or distributed:

(i) Class A-1 Notes:	$197,675.57
per $1,000 original principal amount:	$1.00

(ii) Class A-2 Notes:	$589,270.00
per $1,000 original principal amount:	$3.03

(iii) Class A-3 Notes:	$526,923.83
per $1,000 original principal amount:	$3.48

(iv) Class A-4 Notes:	$407,500.00
per $1,000 original principal amount:	$4.08

(v) Total:	$1,721,369.40

(3) (a) Pool Balance (excluding accrued interest) at end of related Collection Period:	$514,284,978.98

(b) Note Value at end of related Collection Period:	$519,435,274.62

(c) Pool Face Amount at the end of related Collection Period:	$588,451,219.64

(4) After giving effect to distributions on this Payment Date:

(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$63,556,456.86
(ii) A-1 Note Pool Factor:	0.3213168

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(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$194,800,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$151,270,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$100,000,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance:	$9,808,817.00
(ii) Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:	$445,862.74
per $1,000 original principal amount:	$0.68
(a) Amount of Servicing Fee earned:	$445,862.74
(b) Amount of Servicing Fee paid:	$445,862.74
(c) Amount of Servicing Fee Shortfall:	$0.00

(6) Amount of Administration Fee:	$100.00

(7) Amount paid to Indenture Trustee:	$0.00

(8) Amount paid to Owner Trustee:	$0.00

(9) Aggregate Purchase Amounts for Collection Period:	$0.00

(10) (i) Amount in Reserve Account:	$9,805,183.00
(ii) Specified Reserve Account Balance:	$9,805,183.00

(11) (i) Scheduled Payments of Receivables 60 days or more past due:	$498,128.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.10%

(12) (i) Face Amount of Receivables 60 days or more past due:	$5,579,365.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.95%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.08%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.01%

(13) (i) Aggregate amount of net losses for the collection period:	$203,231.33
(ii) Cumulative amount of net losses:	$273,422.11
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.04%

(14) If the payment Date is in April 2010 or October 2010:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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